Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended
		Aug. 31, 2024	Aug. 31, 2024
Overseas SMA Completion Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Overseas SMA Completion Portfolio
Average Annual Return, Percent	[1]	19.83%	7.29%
MSCI EAFE Value Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index (Net)
Average Annual Return, Percent		20.38%	7.93%
MSCI EAFE Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Average Annual Return, Percent		19.40%	7.92%

[1]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.